UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    Four Embarcadero Center
            Suite 3500
            San Francisco, CA 94111

Form 13F File Number: 28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA      02/14/2013
-------------------------     -----------------      --------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    46
                                          ------------
Form 13F Information Table Value Total:    987,513
                                          ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

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
   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
ALIGN TECHNOLOGY INC          COM      016255101   4,771    171,926   SH       SHARED-DEFINED          0    171,926   0
AMAZON COM INC                COM      023135106  18,472     73,631   SH       SHARED-DEFINED          0     73,631   0
AMGEN INC                     COM      031162100   5,414     62,803   SH       SHARED-DEFINED          0     62,803   0
BROOKDALE SR LIVING INC       COM      112463104   2,434     96,111   SH       SHARED-DEFINED          0     96,111   0
CBRE GROUP INC                CL A     12504L109  38,163  1,917,739   SH       SHARED-DEFINED          0  1,917,739   0
CITRIX SYS INC                COM      177376100  33,307    507,580   SH       SHARED-DEFINED          0    507,580   0
CLOVIS ONCOLOGY INC           COM      189464100   6,907    431,714   SH       SHARED-DEFINED          0    431,714   0
COACH INC                     COM      189754104  18,595    334,977   SH       SHARED-DEFINED          0    334,977   0
CTRIP COM INTL LTD            AMERICAN
                              DEP SHS  22943F100   8,975    396,063   SH       SHARED-DEFINED          0    396,063   0
CUMMINS INC                   COM      231021106  53,535    494,090   SH       SHARED-DEFINED          0    494,090   0
EATON CORP PLC                SHS      G29183103  60,650  1,119,425   SH       SHARED-DEFINED          0  1,119,425   0
FOREST LABS INC               COM      345838106      56    445,300   SH Call  SHARED-DEFINED          0    445,300   0
GILEAD SCIENCES INC           COM      375558103 127,187  1,731,620   SH       SHARED-DEFINED          0  1,731,620   0
HCA HOLDINGS INC              COM      40412C101   3,158    104,664   SH       SHARED-DEFINED          0    104,664   0
HEALTH NET INC                COM      42222G108  28,790  1,184,779   SH       SHARED-DEFINED          0  1,184,779   0
HEALTHWAYS INC                COM      422245100   3,016    281,875   SH       SHARED-DEFINED          0    281,875   0
HUMANA INC                    COM      444859102   8,078    117,701   SH       SHARED-DEFINED          0    117,701   0
INFINITY PHARMACEUTICALS INC  COM      45665G303   1,739     49,684   SH       SHARED-DEFINED          0     49,684   0
INFORMATICA CORP              COM      45666Q102   9,370    309,023   SH       SHARED-DEFINED          0    309,023   0
ISHARES TR                    FTSE
                              CHINA25
                              IDX      464287184  16,107    398,200   SH       SHARED-DEFINED          0    398,200   0
ISHARES TR                    MSCI
                              EMERG
                              MKT      464287234   1,138  2,880,500   SH Call  SHARED-DEFINED          0  2,880,500   0
KINDER MORGAN INC DEL         *W EXP
                              05/25/20149456B119   4,665  1,234,180   SH Call  SHARED-DEFINED          0  1,234,180   0
KYTHERA BIOPHARMACEUTICALS I  COM      501570105   7,032    231,783   SH       SHARED-DEFINED          0    231,783   0
LABORATORY CORP AMER HLDGS    COM NEW  50540R409      14     12,600   SH Call  SHARED-DEFINED          0     12,600   0
MAGELLAN HEALTH SVCS INC      COM NEW  559079207   6,278    128,123   SH       SHARED-DEFINED          0    128,123   0
MEDIVATION INC                COM      58501N101  27,872    544,803   SH       SHARED-DEFINED          0    544,803   0
MOLINA HEALTHCARE INC         COM      60855R100   5,793    214,082   SH       SHARED-DEFINED          0    214,082   0
NETFLIX INC                   COM      64110L106  11,042    119,253   SH       SHARED-DEFINED          0    119,253   0
OREXIGEN THERAPEUTICS INC     COM      686164104   6,358  1,210,944   SH       SHARED-DEFINED          0  1,210,944   0
PFIZER INC                    COM      717081103  98,287  3,919,055   SH       SHARED-DEFINED          0  3,919,055   0
PHH CORP                      NOTE
                              4.000%
                              9/0      693320AN3   4,712  4,195,000   PRN      SHARED-DEFINED          0  4,195,000   0
PRECISION CASTPARTS CORP      COM      740189105  46,490    245,434   SH       SHARED-DEFINED          0    245,434   0
REGENERON PHARMACEUTICALS     COM      75886F107  18,574    108,575   SH       SHARED-DEFINED          0    108,575   0
ROCKWELL AUTOMATION INC       COM      773903109  63,252    753,091   SH       SHARED-DEFINED          0    753,091   0
SALESFORCE COM INC            COM      79466L302  29,291    174,246   SH       SHARED-DEFINED          0    174,246   0
SAREPTA THERAPEUTICS INC      COM      803607100   3,583    138,869   SH       SHARED-DEFINED          0    138,869   0
SIRONA DENTAL SYSTEMS INC     COM      82966C103  25,515    395,828   SH       SHARED-DEFINED          0    395,828   0
STARWOOD HOTELS&RESORTS WRLD  COM      85590A401   9,421    164,246   SH       SHARED-DEFINED          0    164,246   0
STRYKER CORP                  COM      863667101   9,332    170,232   SH       SHARED-DEFINED          0    170,232   0
TEREX CORP NEW                COM      880779103  15,140    538,613   SH       SHARED-DEFINED          0    538,613   0
UNIVERSAL AMERN CORP NEW      COM      91338E101   4,637    539,862   SH       SHARED-DEFINED          0    539,862   0
UNIVERSAL HLTH SVCS INC       CL B     913903100  29,983    620,132   SH       SHARED-DEFINED          0    620,132   0
V F CORP                      COM      918204108  46,526    308,178   SH       SHARED-DEFINED          0    308,178   0
VALEANT PHARMACEUTICALS INTL  COM      91911K102   7,301    122,149   SH       SHARED-DEFINED          0    122,149   0
VOLCANO CORPORATION           COM      928645100   1,585     67,134   SH       SHARED-DEFINED          0     67,134   0
WYNDHAM WORLDWIDE CORP        COM      98310W108  54,968  1,033,031   SH       SHARED-DEFINED          0  1,033,031   0
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